[LOGO)

                                      THE
                                   MATTERHORN
                                     GROWTH
                                   FUND, INC.


--------------------------------------------------------------------------------





                               SEMI-ANNUAL REPORT











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                            For the Six Months Ended
                               December 31, 2001

                                     [LOGO)

                                       THE
                                   MATTERHORN
                                     GROWTH
                                   FUND, INC.





The Matterhorn Growth Fund, Inc.

Dear Shareholder,

The market in the last six months of 2001 was dominated by the tragic events of September 11. Prior to the terrorist strike the economy was teetering on the edge of a recession. The consumer was the key to the economic trajectory. However, the aftermath of the attacks resulted in a consumer retrenchment and the current recessionary environment. On the other hand, the attacks also created further declines in interest rates, massive injections of liquidity into the system by the Federal Reserve and fiscal stimulus in the form of government aid to various industries. These new elements all suggest to us a sure recovery and one that may be steep in its shape. In fact the last three months of 2001 were all positive for the S&P 500, and the total advance of the final quarter was 10.3%

In our last report we indicated our ongoing interest in the technology sector. While we used a strong rally in these stocks earlier in the year to take some profits, we also said we continue to be alert for opportunities to add names to the portfolio. To that point we added Microsoft to the portfolio and added to our existing position in Agilent Technologies. We also anticipated that the declining interest rate environment would benefit interest rate sensitive areas of the stock market. In that vein we added various financial related securities.


Sincerely yours,


/S/ GREGORY A. CHURCH
---------------------
Gregory A. Church
Portfolio Manager





2
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


                        The Matterhorn Growth Fund, Inc.

SCHEDULE OF INVESTMENTS at December 31, 2001 (Unaudited)

Shares                                                                   Value
--------------------------------------------------------------------------------

COMMON STOCKS: 96.6%
BANKS: 4.2%
   12,500      KeyCorp ..........................................     $  304,250
                                                                      ----------

BEVERAGES: 5.4%
    8,000      PepsiCo, Inc. ....................................        389,520
                                                                      ----------

COMPUTERS: 5.1%
   30,000      Sun Microsystems, Inc.* ..........................        369,000
                                                                      ----------

DRUGS & PHARMACEUTICALS: 26.1%
    6,000      Bristol-Myers Squibb Co. .........................        306,000
    6,000      Elan Corp Plc, ADR* ..............................        270,360
    5,000      Eli Lilly & Co. ..................................        392,700
    6,000      GlaxoSmithKline Plc - ADR* .......................        298,920
    7,000      Johnson & Johnson ................................        413,700
    3,000      Merck & Co. ......................................        176,400
      600      Zimmer Holdings, Inc. ............................         18,324
                                                                      ----------
                                                                       1,876,404
                                                                      ----------

ELECTRONIC COMPONENTS: 2.4%
    6,000      Agilent Technologies, Inc.* ......................        171,060
                                                                      ----------

INSURANCE - MULTILINE: 10.0%
    5,000      Chubb Corp. (The) ................................        345,000
    6,000      Hartford Financial Services Group, Inc. ..........        376,980
                                                                      ----------
                                                                         721,980
                                                                      ----------

MEDIA/ENTERTAINMENT: 6.1%
   10,000      Disney (Walt) Co. ................................        207,200
   15,000      General Motors Corp. - Class H* ..................        231,750
                                                                      ----------
                                                                         438,950
                                                                      ----------


Shares                                                                   Value
--------------------------------------------------------------------------------

OIL & GAS: 3.6%
   10,000      The Williams Companies, Inc. .....................     $  255,200
                                                                      ----------

OIL - FIELD SERVICES: 5.7%
    6,000      Halliburton Co. ..................................         78,600
    6,000      Schlumberger Ltd. ................................        329,700
                                                                      ----------
                                                                         408,300
                                                                      ----------

RETAIL: 3.1%
    7,500      CVS Corp. ........................................        222,000
                                                                      ----------

SEMICONDUCTORS: 1.3%
    6,000      LSI Logic Corp.* .................................         94,680
                                                                      ----------

SOFTWARE: 8.1%
    4,000      First Data Corp. .................................        313,800
    4,000      Microsoft Corp.* .................................        265,000
                                                                      ----------
                                                                         578,800
                                                                      ----------

TELECOMMUNICATIONS: 7.9%
   20,000      Qwest Communications International, Inc. .........        282,600
    6,000      Verizon Communications ...........................        284,760
                                                                      ----------
                                                                         567,360
                                                                      ----------

TELECOMMUNICATIONS - SERVICES: 7.6%
    5,000      BellSouth Corp. ..................................        190,750
    9,000      SBC Communications, Inc. .........................        352,530
                                                                      ----------
                                                                         543,280
                                                                      ----------

TOTAL COMMON STOCKS
           (cost $6,364,310) ....................................      6,940,784
                                                                      ----------




                                                                               3

                        The Matterhorn Growth Fund, Inc.

SCHEDULE OF INVESTMENTS at December 31, 2001 (Unaudited)


Principal
 Amount                                                               Value
--------------------------------------------------------------------------------



BOND: 3.1%
TELECOMMUNICATIONS - EQUIPMENT: 3.1%
 $200,000      Corning, Inc., 3.50%, 11/01/08 (cost $200,595) ...     $  224,000
                                                                      ----------

TOTAL INVESTMENTS IN SECURITIES
           (cost $6,564,905+):  99.7%                                  7,164,784
Other Assets less Liabilities:  0.3%                                      21,978
                                                                      ----------
NET ASSETS: 100.0%                                                    $7,186,762
                                                                      ==========


*    Non-income producing security.

+ At December 31, 2001, the basis of investments for federal income tax purposes was the same as their cost for financial reporting purposes. Unrealized appreciation and depreciation were as follows:

        Gross unrealized appreciation                        $ 988,584
        Gross unrealized depreciation                         (388,705)
                                                             ---------
        Net unrealized appreciation                          $ 599,879
                                                             =========




See accompanying Notes to Financial Statements.




4
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



                        The Matterhorn Growth Fund, Inc.

STATEMENT OF ASSETS AND LIABILITIES at December 31, 2001 (Unaudited)

 ASSETS
        Investments in securities, at value (cost $6,564,905 ) ......   $ 7,164,784
        Cash ........................................................        44,532
        Receivables:
                Dividends and interest ..............................         7,714
                Fund shares sold ....................................        10,077
                Prepaid expenses and other assets ...................        11,496
        Collateral for securities loaned, at fair value (Note 2F) ...     1,217,500
                                                                        -----------
                        Total assets ................................     8,456,103
                                                                        -----------

LIABILITIES
        Payables:
                Due to adviser ......................................        13,288
                Distribution fees ...................................         3,322
                Administration fees .................................           767
        Payable upon return of securities loaned (Note 2F) ..........     1,217,500
        Accrued expenses ............................................        34,464
                                                                        -----------
                        Total liabilities ...........................     1,269,341
                                                                        -----------

        NET ASSETS ..................................................   $ 7,186,762
                                                                        ===========

        Net asset value, offering and redemption price per share
                ($7,186,762/1,244,071 shares outstanding; 100,000,000
                shares authorized, par value $.001) .................   $      5.78
                                                                        ===========

COMPONENTS OF NET ASSETS
        Paid-in capital .............................................   $ 6,811,915
        Accumulated net investment loss .............................       (75,654)
        Accumulated net realized loss on investments ................      (149,378)
        Net unrealized appreciation on investments ..................       599,879
                                                                        -----------
                Net assets ..........................................   $ 7,186,762
                                                                        ===========



See accompanying Notes to Financial Statements.


                        The Matterhorn Growth Fund, Inc.

STATEMENT OF OPERATIONS For the Six Months Ended December 31, 2001 (Unaudited)

INVESTMENT INCOME
        Income
                Dividends ..................................................   $  45,740
                Interest ...................................................      15,900
                Other ......................................................         926
                                                                               ---------
                        Total income .......................................      62,566
                                                                               ---------

        Expenses
                Advisory fees ..............................................      36,005
                Administration fees ........................................      20,165
                Transfer agent fees ........................................      12,602
                Professional fees ..........................................      10,771
                Registration expense .......................................       9,323
                Distribution fees ..........................................       9,001
                Fund accounting fees .......................................       8,771
                Audit fees .................................................       7,562
                Legal fees .................................................       6,050
                Reports to shareholders ....................................       4,538
                Directors' fees ............................................       4,285
                Custody fees ...............................................       3,277
                Insurance expense ..........................................       1,536
                Miscellaneous ..............................................       4,334
                                                                               ---------
                        Total expenses .....................................     138,220
                                                                               ---------
                                Net investment loss ........................     (75,624)
                                                                               ---------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
        Net realized loss on investments ...................................     (93,904)
        Net unrealized depreciation on investments .........................    (135,474)
                                                                               ---------
                Net realized and unrealized loss on investments ............    (229,378)
                                                                               ---------
                        Net decrease in net assets resulting from operations   $(305,032)
                                                                               =========


See accompanying Notes to Financial Statements.


                        The Matterhorn Growth Fund, Inc.

                       STATEMENT OF CHANGES IN NET ASSETS

                                                     Six Months Ended     Year Ended
                                                    December 31, 2001*  June 30, 2001
-------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
        Net investment loss ........................   $   (75,654)   $  (173,383)
        Net realized gain (loss) on investments ....       (93,904)       500,929
        Net unrealized depreciation on investments .      (135,474)    (2,448,147)
                                                       -----------    -----------


        Net decrease in net assets
resulting from operations ..........................      (305,032)    (2,120,601)
                                                       -----------    -----------

DISTRIBUTIONS TO SHAREHOLDERS
        From net realized gain .....................      (382,690)      (527,423)
                                                       -----------    -----------

CAPITAL SHARE TRANSACTIONS
        Net increase in net assets derived from
net change in outstanding shares (a) ...............       395,537        454,465
                                                       -----------    -----------

                        Total decrease in net assets      (292,185)    (2,193,559)
NET ASSETS
        Beginning of period ........................     7,478,947      9,672,506
                                                       -----------    -----------

        End of period ..............................   $ 7,186,762    $ 7,478,947
                                                       ===========    ===========


(a)     A summary of capital share transactions is as follows:

                                Six Months Ended               Year Ended
                               December 31, 2001*            June 30, 2001
                              --------------------       ---------------------
                               Shares       Value          Shares       Value
                               ------       -----          ------       -----

Shares sold ............       30,587     $ 185,185        92,825     $ 703,250
Shares issued in
  reinvestment
of distributions .......       65,252       370,629        71,337       507,919
Shares redeemed ........      (26,699)     (160,277)     (100,471)     (756,704)
                              -------     ---------      --------     ---------
Net increase ...........       69,140     $ 395,537        63,691     $ 454,465
                              =======     =========      ========     =========


* Unaudited.

See accompanying Notes to Financial Statements.



                        The Matterhorn Growth Fund, Inc.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

                                         Six Months Ended
                                           December 31,                       Year Ended June 30,
                                              2001+         2001        2000        1999       1998         1997
------------------------------------------------------------------------------------------------------------------

Net asset value, beginning
     of period .........................   $    6.37    $     8.70  $     7.70  $    7.29  $     6.82  $     7.00
Income from investment operations:
        Net investment loss ............       (0.06)        (0.15)      (0.17)     (0.15)      (0.11)      (0.07)
        Net realized and unrealized gain
          (loss) on investments ........       (0.20)        (1.70)       1.50       1.52        0.85        0.74
                                           ---------    ----------  ----------  ---------  ----------  ----------

Total from investment operations .......       (0.26)        (1.85)       1.33       1.37        0.74        0.67
                                           ---------    ----------  ----------  ---------  ----------  ----------

Less distributions:
        From net realized gain .........       (0.33)        (0.48)      (0.33)     (0.93)      (0.27)      (0.85)
        Return of capital ..............         --            --         --        (0.03)         --         --
                                           ---------    ----------  ----------  ---------  ----------  ----------

Total distributions ....................       (0.33)        (0.48)      (0.33)     (0.96)      (0.27)      (0.85)
                                           ---------    ----------  ----------  ---------  ----------  ----------

Net asset value, end of period .........   $    5.78    $     6.37  $     8.70  $    7.70  $     7.29  $     6.82
                                           =========    ==========  ==========  =========  ==========  ==========

Total return ...........................       (4.05%)++    (21.89%)     17.98%     21.10%      11.22%      10.81%
Ratios/supplemental data:
        Net assets, end of period
          (millions) ...................   $    7.2     $     7.5   $     9.7   $    9.2   $     9.0   $     9.2
Ratio to average net assets:
        Expenses .......................        3.84%*        3.48%       3.22%      3.57%       3.65%       4.00%**
        Net investment loss ............       (2.10%)*      (2.03%)     (2.01%)    (2.12%)     (1.32%)     (1.23%)
Portfolio turnover rate ................       90.41%++     122.47%     101.94%     68.93%     115.28%     137.38%



------------
+    Unaudited.
*    Annualized.
++   Not annualized.
** In the absence of the expense reimbursement, expenses would have been 4.17% of average net assets for the year ended June 30, 1997.



See accompanying Notes to Financial Statements.

                        The Matterhorn Growth Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 - ORGANIZATION

        The Matterhorn Growth Fund, Inc. (the "Fund") was incorporated in the state of Maryland on May 2, 1980 and is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund's objective is to seek long-term capital appreciation for shareholders.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

        The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

        A. SECURITY VALUATION. Securities traded on a national securities exchange or Nasdaq are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading; securities traded on an exchange or Nasdaq for which there has been no sales, at the mean between the last bid and asked prices, and at the closing bid price for other securities traded in the over-the-counter market. Short-term investments with less than 60 days to maturity when acquired by the Fund are valued on an amortized cost basis. All other securities are valued at fair value as determined in good faith by the Board of Directors.

        B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. Securities transactions are accounted for on the trade date. The cost of securities sold is determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

            It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine, on a daily basis, that the value of such securities are sufficient to cover the value of the repurchase agreements.

        C. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

        D. Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

                        The Matterhorn Growth Fund, Inc.

        E. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

        F. Loans of Fund Securities. The Fund may lend its portfolio securities to banks, brokers and dealers. Lending fund securities exposes a Fund to risks such as (i) the borrower may fail to return the loaned securities, (ii) the borrower may not be able to provide additional collateral, or (iii) a Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral with Fund's custodian, marked to market daily, in the form of cash and/or U.S. government obligations, in an amount at least equal to 102% of the market value of the loaned securities.

            At December 31, 2001, the Matterhorn Growth Fund, Inc. had securities valued at $1,156,160 on loan to brokers. For collateral the Fund received $1,217,500. Income from securities lending, which is included in "Other Income" on the Statement of Operations, amounted to $926.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

        A. INVESTMENT ADVISORY AGREEMENTS. Pursuant to an Advisory Agreement with Matterhorn Asset Management Corporation (the "Adviser"), the Adviser receives a fee, payable monthly, at the annual rate of 1.00% of the Fund's daily average net assets. The advisory fee paid to the Adviser for the six months ended December 31, 2001 totaled $36,005. The Fund is responsible for its own operating expenses.

        B. DISTRIBUTION AGREEMENTS. Bainbridge Securities Inc. ("Bainbridge") acts as distributor for shares of the Fund pursuant to a Distribution Agreement. Bainbridge is an affiliate of the Adviser. For the six months ended December 31, 2001, Bainbridge received as commissions $27,916 from the Fund in connection with the purchases and sales of securities in the Fund's portfolio.

        C. DISTRIBUTION PLAN. The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Plan provides that the Fund will pay Bainbridge an aggregate distribution fee, payable monthly, at the annual rate of 0.25% of the Fund's average daily net assets. The fee is paid to Bainbridge as compensation for its services rendered.

                        The Matterhorn Growth Fund, Inc.

        D. Administration Agreement. Pursuant to an administration agreement with U.S. Bancorp Fund Services, LLC (the "Administrator"), the Fund pays the Administrator a monthly fee for its services at the annual rate of 0.10% of the Fund's average daily net assets, subject to a minimum annual fee of $40,000.

        E. Other. The Fund pays each Director who is not an "interested person" a $300 attendance fee and reimburses them for expenses incurred to attend the meetings. Certain officers and Directors of the Fund are also officers and/or Directors of the Adviser, Administrator and Distributor.

        F. Professional Fees. Payments were also made to an employee of the Adviser for professional services in the amount of $10,771 for the six months ended December 31, 2001.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

        The cost of purchases and proceeds from the sales of securities, excluding short-term investments, for the six months ended December 31, 2001, were $5,805,990 and $5,971,541 respectively.

================================================================================




                               INVESTMENT ADVISER
                    MATTERHORN ASSET MANAGEMENT CORPORATION
                       301 Oxford Valley Road, Suite 802B
                          Yardley, Pennsylvania 19067

                                  DISTRIBUTOR
                           BAINBRIDGE SECURITIES INC.
                       301 Oxford Valley Road, Suite 801B
                          Yardley, Pennsylvania 19067

                                   CUSTODIAN
                                U.S. BANK, N.A.
                               425 Walnut Street
                             Cincinnati, Ohio 45202

                                 TRANSFER AGENT
                          ORBITEX DATA SERVICES, INC.
                                P.O. Box 542007
                              Omaha, NE 68154-1952
                                 1-800-637-3901


================================================================================


This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Due to market volatility fund performance may fluctuate substantially over short-term and current performance may differ from that shown. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.